Quarterly Financial Data (Unaudited) Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment losses	$ 970	$ 339	$ 370
Impairment of investment in an unconsolidated affiliate	308	$ 0	$ 0
MEP [Member]
Impairment losses	$ 308